CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the incorporation by reference in this preliminary Proxy Statement on Form PRE 14A of our report dated February 21, 2020, relating to the financial statements and financial highlights of Boston Trust Walden Small Cap Fund and Walden Small Cap Fund, each a series of Boston Trust Walden Funds, for the year ended December 31, 2019, and to the reference to our firm under the heading “Consolidated Financial Highlights” in the Proxy Statement.

Cohen & Company, Ltd.

Cleveland, Ohio

February 28, 2020

February 28, 2020

United States Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:          Re: The Boston Trust Walden Funds

Ladies and Gentlemen:

On behalf of The Boston Trust Walden Funds (the “Trust”), we hereby file a preliminary proxy statement pursuant to Schedule 14a under the Securities Exchange Act of 1934.  The proxy relates to the approval of a proposed reorganization of the Walden Small Cap Fund into the Boston Trust Walden Small Cap Fund and replaces the preliminary proxy material filed as PRE 14A on February 24, 2020.

Please call the undersigned at 614-469-3297 with any comments or questions.

Very truly yours,

/s/ Michael V. Wible

Michael V. Wible

Michael.Wible@ThompsonHine.com   Fax: 614.469.3361   Phone: 614.469.3297